Certain risks and concentration - Concentration risk (Details) - customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration of revenues | Customer concentration risk
Concentration risk
Number of individual customers		0	2
Concentration risk (in percent)		10.00%
Concentration of revenues | Customer concentration risk | Customer One
Concentration risk
Number of individual customers	1
Concentration risk (in percent)	14.00%		18.00%
Concentration of revenues | Customer concentration risk | Customer Two
Concentration risk
Concentration risk (in percent)			11.00%
Concentration of accounts receivable
Concentration risk
Maximum term of credit to customers (in days)	180 days
Concentration of accounts receivable | Customer concentration risk
Concentration risk
Number of individual customers	0	0
Concentration risk (in percent)	10.00%	10.00%
Concentration of accounts receivable | Customer concentration risk | Top Ten Customers
Concentration risk
Number of individual customers	10	10
Concentration risk (in percent)	48.00%	42.00%